Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated August 11, 2009

to the Prospectus for Class A, B and C Shares of Allianz Domestic Stock Funds

Dated November 1, 2008 (as revised January 1, 2009)

Disclosure Related to the Allianz OCC Target Fund

The information relating to the Allianz OCC Target Fund contained in the table under “Management of the Funds – Sub-Advisers – Oppenheimer Capital” in the Prospectus is hereby restated in its entirety as noted below. This Supplement modifies the Supplement dated July 27, 2009, but only with respect to the Allianz OCC Target Fund.

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
OCC Target Fund	Jeff Parker	1999	Managing Director of Oppenheimer Capital. Prior to joining Oppenheimer Capital, he was a portfolio manager at PEA Capital, LLC. Prior to joining PEA Capital, he managed equity accounts as an Assistant Portfolio Manager at Eagle Asset Management from 1996 to 1998. He was a Senior Consultant with Andersen Consulting, specializing in healthcare and technology, from 1991 to 1994.

	William Sandow	2009

Vice President of Oppenheimer Capital and Portfolio Manager on the Mid Cap Growth strategy as well as a senior research analyst for Oppenheimer Capital’s Large and Mid Cap Growth strategies, focusing on the healthcare sector. Prior to joining the firm in 2005, he was a senior healthcare analyst and portfolio manager at Exis Capital, a multi-strategy hedge fund based in New York. He was also an analyst and co-manager of a healthcare-focused mutual fund at RCM Capital Management. Mr. Sandow holds an MBA from Indiana University’s Kelley School of Business and a BS in Accounting from Boston College.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated August 11, 2009

to the Prospectus for Class D Shares of Allianz Domestic Stock Funds

Dated November 1, 2008 (as revised January 1, 2009)

Disclosure Related to the Allianz OCC Target Fund

The information relating to the Allianz OCC Target Fund contained in the table under “Management of the Funds – Sub-Advisers – Oppenheimer Capital” in the Prospectus is hereby restated in its entirety as noted below. This Supplement modifies the Supplement dated July 27, 2009, but only with respect to the Allianz OCC Target Fund.

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
OCC Target Fund	Jeff Parker	1999	Managing Director of Oppenheimer Capital. Prior to joining Oppenheimer Capital, he was a portfolio manager at PEA Capital, LLC. Prior to joining PEA Capital, he managed equity accounts as an Assistant Portfolio Manager at Eagle Asset Management from 1996 to 1998. He was a Senior Consultant with Andersen Consulting, specializing in healthcare and technology, from 1991 to 1994.

	William Sandow	2009

Vice President of Oppenheimer Capital and Portfolio Manager on the Mid Cap Growth strategy as well as a senior research analyst for Oppenheimer Capital’s Large and Mid Cap Growth strategies, focusing on the healthcare sector. Prior to joining the firm in 2005, he was a senior healthcare analyst and portfolio manager at Exis Capital, a multi-strategy hedge fund based in New York. He was also an analyst and co-manager of a healthcare-focused mutual fund at RCM Capital Management. Mr. Sandow holds an MBA from Indiana University’s Kelley School of Business and a BS in Accounting from Boston College.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated August 11, 2009

to the Prospectus for Class P Shares of Allianz Domestic Stock Funds

Dated November 1, 2008 (as revised January 1, 2009)

Disclosure Related to the Allianz OCC Target Fund

The information relating to the Allianz OCC Target Fund contained in the table under “Management of the Funds – Sub-Advisers – Oppenheimer Capital” in the Prospectus is hereby restated in its entirety as noted below. This Supplement modifies the Supplement dated July 27, 2009, but only with respect to the Allianz OCC Target Fund.

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
OCC Target Fund	Jeff Parker	1999	Managing Director of Oppenheimer Capital. Prior to joining Oppenheimer Capital, he was a portfolio manager at PEA Capital, LLC. Prior to joining PEA Capital, he managed equity accounts as an Assistant Portfolio Manager at Eagle Asset Management from 1996 to 1998. He was a Senior Consultant with Andersen Consulting, specializing in healthcare and technology, from 1991 to 1994.

	William Sandow	2009

Vice President of Oppenheimer Capital and Portfolio Manager on the Mid Cap Growth strategy as well as a senior research analyst for Oppenheimer Capital’s Large and Mid Cap Growth strategies, focusing on the healthcare sector. Prior to joining the firm in 2005, he was a senior healthcare analyst and portfolio manager at Exis Capital, a multi-strategy hedge fund based in New York. He was also an analyst and co-manager of a healthcare-focused mutual fund at RCM Capital Management. Mr. Sandow holds an MBA from Indiana University’s Kelley School of Business and a BS in Accounting from Boston College.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated August 11, 2009

to the Prospectus for Institutional and Administrative Class Shares of Allianz Stock Funds

Dated November 1, 2008 (as revised January 1, 2009)

Disclosure Related to the Allianz OCC Target Fund

The information relating to the Allianz OCC Target Fund contained in the table under “Management of the Funds – Sub-Advisers – Oppenheimer Capital” in the Prospectus is hereby restated in its entirety as noted below. This Supplement modifies the Supplement dated July 27, 2009, but only with respect to the Allianz OCC Target Fund.

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
OCC Target Fund	Jeff Parker	1999	Managing Director of Oppenheimer Capital. Prior to joining Oppenheimer Capital, he was a portfolio manager at PEA Capital, LLC. Prior to joining PEA Capital, he managed equity accounts as an Assistant Portfolio Manager at Eagle Asset Management from 1996 to 1998. He was a Senior Consultant with Andersen Consulting, specializing in healthcare and technology, from 1991 to 1994.

	William Sandow	2009

Vice President of Oppenheimer Capital and Portfolio Manager on the Mid Cap Growth strategy as well as a senior research analyst for Oppenheimer Capital’s Large and Mid Cap Growth strategies, focusing on the healthcare sector. Prior to joining the firm in 2005, he was a senior healthcare analyst and portfolio manager at Exis Capital, a multi-strategy hedge fund based in New York. He was also an analyst and co-manager of a healthcare-focused mutual fund at RCM Capital Management. Mr. Sandow holds an MBA from Indiana University’s Kelley School of Business and a BS in Accounting from Boston College.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated August 11, 2009

to the Statement of Additional Information (“SAI”)

Dated November 1, 2008 (as revised January 1, 2009)

Disclosure Related to the Allianz OCC Target Fund

The subsection captioned “Oppenheimer Capital” in the section titled “Portfolio Manager Compensation, Other Accounts Managed and Conflicts of Interest” under “Management of the Trust” is revised to indicate that Jeff Parker and William Sandow share primary responsibility for management of the Allianz OCC Target Fund.

Information, as of June 30, 2008, regarding other accounts managed by Mr. Parker, as well as his ownership of securities of the Allianz OCC Target Fund, is currently provided in the SAI. Mr. Sandow’s other accounts managed information and ownership of securities of the Allianz OCC Target Fund as of July 1, 2009 is provided below.

Other Accounts Managed

Portfolio Manager	Other Pooled Vehicles		Other Accounts		Other Registered Investment Companies
	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
William Sandow	0	0	0	0	0	0

Accounts and Assets for Which Advisory Fee is Based on Performance

Portfolio Manager	Other Pooled Vehicles		Other Accounts		Other Registered Investment Companies
	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
William Sandow	0	0	0	0	0	0

Securities Ownership

OCC Target Fund	Dollar Range of Equity Securities
William Sandow	$50,001 – 100,000